Investments - Sales-Type and Direct Financing Receivables - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments [Abstract]
Direct Financing Lease, Net Investment in Lease, Sale	$ 814.3	$ 556.9
2026	67.5
2027	69.4
2028	70.7
2029	72.0
2030	73.7
Thereafter	$ 1,900.0